UTILITY PLANT AND JOINTLY-OWNED FACILITES (Depreciable Lives of Utility Plant in Service Footnotes) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2014
Minimum [Member] | Application Software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Other Intangible Assets [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum [Member] | Application Software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Maximum [Member] | Other Intangible Assets [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	6 years